SHARE CAPITAL AND PREMIUM (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Share Capital

	US Dollars
Figures in millions	2020	2019	2018

Share capital
Authorised
600,000,000 ordinary shares of 25 SA cents each	23	23	23
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
5,000,000 B redeemable preference shares of 1 SA cent each	—	—	—
30,000,000 C redeemable preference shares of no par value	—	—	—
	23	23	23
Issued and fully paid
416,890,087 (2019: 415,301,215; 2018: 412,769,980) ordinary shares of 25 SA cents each	17	17	16
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
778,896 B redeemable preference shares of 1 SA cent each	—	—	—
	17	17	16
Treasury shares held within the group:
2,778,896 A and B redeemable preference shares	—	—	—
	17	17	16
Share premium
Balance at beginning of year	7,235	7,208	7,171
Ordinary shares issued - share premium	15	27	37
	7,250	7,235	7,208
Less: held within the group
Redeemable preference shares	(53)	(53)	(53)
Balance at end of year	7,197	7,182	7,155
Share capital and premium	7,214	7,199	7,171